Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

(21) Related Party Transactions

Advantest sells products to and purchases raw materials from Fujitsu Limited, its 11.6% stockholder as of March 31, 2013 and its group companies (collectively, “Fujitsu”). The terms of sales are the same as those with third parties. Advantest purchases raw materials after receiving competitive bids from several suppliers. Advantest also purchases various software products for internal use, information system related services, research and development materials and services from Fujitsu. Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2011	2012	2013
Sales of products	¥2,461	1,847	1,128
Purchases of raw materials	4,622	6,155	3,757
Receivables	696	459	338
Payables	2,717	2,653	1,255
Purchases of software, hardware and others	442	95	66
Research and development expenses, computer rentals, maintenance and other expenses	1,779	1,976	1,634

Advantest is holding approximately 35% of common stock of e-Shuttle, Inc., a subsidiary of Fujitsu, since the initial investment, which is accounted for by the equity method of accounting.